Basic and diluted income/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Basic And Diluted Incomeloss Per Share
Summary of basic and diluted earnings per share

	Six months ended
	June 30,	June 30,
	2022	2021
	£	£
Income/(loss) for the period	512,658	(2,648,192)
Basic weighted average number of shares outstanding (1)	551,923	390,202
Basic and diluted weighted average number of shares outstanding (1)	674,398	390,202

Basic income/(loss) per share	0.93	(6.79)
Diluted income/(loss) per share	0.76	(6.79)

(1)	On November 18, 2022, the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new share. The outstanding shares presented above reflect the fifty for one reverse share split.

Schedule of anti-dilutive weighted average shares

The following potential shares, presented to reflect the fifty for one reverse share split noted above are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted income/(loss) per share:

	Six months ended June 30,	Six months ended June 30,
	2022	2021
	Number of shares	Number of shares
Convertible loan notes – assuming all loan notes are converted to equity (including all warrants are fully exercised)	33,768	-
TC BioPharm Limited Enterprise Management Incentive Plan 2014	-	106,585
2021 Share Option Scheme	52,305	-
Warrants issued at the time of the IPO	318,443	-
Options to subscribe for ordinary shares at a future date based on certain clinical and commercial milestones	-	15,891
	404,516	122,476